Stock-Based Compensation (Schedule of Warrants Outstanding and Exercisable) (Details) (Warrant [Member], USD $)	12 Months Ended
Mar. 31, 2015
Number Outstanding	5,475,806
Number Exercisable	5,278,516
$ 2.28 - 2.40 [Member]
Exercise Price, minimum	$ 2.28
Exercise Price, maximum	$ 2.40
Number Outstanding	198,965
Weighted-Average Remaining Contractual Life (Years)	3 years 3 months 18 days
Weighted-Average Exercise Price	$ 2.40
Number Exercisable	198,965
Weighted-Average Exercise Price	$ 2.40
$2.52 - 4.44 [Member]
Exercise Price, minimum	$ 2.52
Exercise Price, maximum	$ 4.44
Number Outstanding	1,729,315
Weighted-Average Remaining Contractual Life (Years)	3 years 6 months
Weighted-Average Exercise Price	$ 4.44
Number Exercisable	1,729,315
Weighted-Average Exercise Price	$ 4.44
$4.56 - 8.28 [Member]
Exercise Price, minimum	$ 4.56
Exercise Price, maximum	$ 8.28
Number Outstanding	1,734,819
Weighted-Average Remaining Contractual Life (Years)	3 years
Weighted-Average Exercise Price	$ 7.20
Number Exercisable	1,537,529
Weighted-Average Exercise Price	$ 7.20
$8.40 - 11.04 [Member]
Exercise Price, minimum	$ 8.40
Exercise Price, maximum	$ 11.04
Number Outstanding	1,785,964
Weighted-Average Remaining Contractual Life (Years)	8 months 12 days
Weighted-Average Exercise Price	$ 9.24
Number Exercisable	1,785,964
Weighted-Average Exercise Price	$ 9.24
$11.16 - 129.60 [Member]
Exercise Price, minimum	$ 11.16
Exercise Price, maximum	$ 129.60
Number Outstanding	26,743
Weighted-Average Remaining Contractual Life (Years)	2 years 2 months 12 days
Weighted-Average Exercise Price	$ 85.92
Number Exercisable	26,743
Weighted-Average Exercise Price	$ 85.92